SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 15, 2025	Jun. 30, 2025	Jun. 30, 2024
Subsequent Event [Line Items]
Expected revenue generated under Definitive Agreement		$ 184	$ 160
Subsequent Event | Scenario, Plan | Maximum | SDV Technology
Subsequent Event [Line Items]
Expected revenue generated under Definitive Agreement	$ 107,000